Public Offering and Private Placements (Details) - Moringa Acquisition Corp [Member] - USD ($)			9 Months Ended	12 Months Ended
	Mar. 03, 2021	Feb. 19, 2021	Sep. 30, 2022	Dec. 31, 2021
Public Offering and Private Placements (Details) [Line Items]
Offering price per share			$ 10	$ 10
Aggregate share (in Shares)			352,857	352,857
Aggregate units (in Shares)			27,143	27,143
Business combination term			5 years	5 years
Warrants price per share			$ 0.01	$ 0.01
Exceeds per share			$ 18	$ 18
Underwriting commission percentage			2.00%	2.00%
Underwriters' over-allotment (in Dollars)			$ 2,300,000	$ 2,300,000
Initial Public Offering [Member]
Public Offering and Private Placements (Details) [Line Items]
Sale of stock (in Shares)		10,000,000		11,500,000
Sold of units (in Shares)			11,500,000
Over-Allotment Option [Member]
Public Offering and Private Placements (Details) [Line Items]
Sale of stock (in Shares)	1,500,000			1,500,000
Sold of units (in Shares)			1,500,000
Private Placement [Member]
Public Offering and Private Placements (Details) [Line Items]
Price per share				$ 10
Price per share			$ 10
Class A Ordinary Shares [Member]
Public Offering and Private Placements (Details) [Line Items]
Price per share			10	10
Ordinary shares, par value			0.0001	0.0001
Share issued price per share				$ 11.5
Price per share			$ 11.5